SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Sep. 13, 2018	Jun. 30, 2020	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Sep. 13, 2019
Summary Of Significant Accounting Policies [Line Items]
Trading gains					$ 4,375		$ (241)		$ 166
Allowance for doubtful accounts receivable					4,111		3,016
Intangible asset impairment loss					3,661	[1]	13,862	[2]
Financing income, net					4,400
Goodwill					39,862	[3]	50,086	[3]	62,896		$ 59,402
Goodwill, fair value					35,800
Severance expenses					1,610		1,557		1,461
Advertising expenses					8,100		9,500		8,100
Intangible assets fair value					38,600
Cumulative adjustment to retained earnings										$ 3,000
Rent expenses									3,100
Goodwill impairment					10,508	[4]	12,292	[5]
Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					34,152	[3]	43,383	[3]	$ 55,069
Goodwill impairment					9,479	[4]	11,088	[5]
Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					3,500
Road Track [Member]
Summary Of Significant Accounting Policies [Line Items]
Bussiness acquisition percentage	81.30%
Amount paid to shareholders	$ 91,700
Purchase price	113,000
Payment in cash	75,700
Additional amount paid	12,000
Remaining amount paid as bonus	4,000
Shares issued during period			373,489	373,489
Goodwill	59,400
Intangible assets fair value	$ 38,600
Two different reporting [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					4,100
Two different reporting [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill		$ 41,800
Goodwill impairment		9,500
Two different reporting [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill		4,500
Goodwill impairment		$ 1,000
One reporting unit [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					1,900		1,900
One reporting unit [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					$ 2,200		$ 2,200

[1]	Due to the decline in the results of Road Track (See Note 3) and the current expectation of management for further potential decrease in Road Track anticipated performance, the company performed on June 30, 2020, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the company recorded an impairment charge further described below:
[2]	Due to the decline in the results of Road Track (See Note 3) and the current expectation of management for further potential decrease in Road Track anticipated performance, the company performed on December 31, 2019, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the company recorded an impairment charge further described below:
[3]	The accumulated amount of goodwill impairment loss as of December 31, 2020, and 2019 was US$ 29.89 million and US$ 19.39 million, respectively.
[4]	As a result of the circumstances described in note 9(**) the company recorded on June 30, 2020, a goodwill impairment in the total amount of US$ 10.5 million in connection with two reporting unit (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third-party appraiser in accordance with the income approach. The significant assumptions used for the assessment were 3.5 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0.5%. As of December 31, 2020, management preformed additional quantitative analysis and determined that no further impairment is required to be recognized.
[5]	As a result of the circumstances described in note 9(*) the company recorded on December 31, 2019, a goodwill impairment in the total amount of US$ 12.3 million in connection with two reporting units (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were discount rate of 14.9% and a long-term growth rate of 0.5%.